RELATED PARTIES (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Jan. 18, 2024	Jan. 17, 2024	Oct. 18, 2023	Jul. 18, 2023	Nov. 28, 2022	Oct. 13, 2022	Dec. 20, 2021	Mar. 24, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023	Oct. 18, 2022	Dec. 31, 2021	Mar. 17, 2021
Related Party Transaction [Line Items]
Shares cancelled									225,000		225,000
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding									2,341,000		2,341,000	2,416,000
Sale of stock price per share						$ 0.03	$ 12.00		$ 10.20		$ 10.20		$ 0.03
Administrative service expenses									$ 30,000	$ 30,000	$ 120,000	$ 21,666
Accrued liabilities current and noncurrent									$ 90,000		60,000	0
Repayments of related party debt												130,687
Share price						$ 10.00			$ 10.00		$ 10.00
Payment of deposits into trust account	$ 200,000		$ 660,000	$ 660,000		$ 66,667
Ordinary shares exercised and not subject to forfeiture		2,287,923
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion price			$ 10.00	$ 10.00
Unit description			each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination	each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion price			$ 10.00	$ 10.00
Unit description			each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination	each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination
Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Note converted to private units, value			$ 1,500,000	$ 1,500,000
Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Note converted to private units, value			1,500,000	1,500,000
Sponsor [Member]
Related Party Transaction [Line Items]
Amount payable									$ 537,149		$ 344,875	0
Sponsor fees									10,000		10,000
Repayments of related party debt						$ 1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount			$ 660,000	$ 660,000
Notes outstanding									0		$ 0	0			$ 0
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Founder shares subject to forfeiture							225,000
Sponsor [Member] | Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount																$ 300,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, par value							$ 0.0001				$ 0.0001
Shares issued in conversion							1,437,500
Ordinary shares not subject to forfeiture					150,000
Shares issued price per share							$ 0.0001
Common Stock [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Ordinary shares issued							287,500
Common stock, shares outstanding							1,725,000
Common Class A [Member]
Related Party Transaction [Line Items]
Shares cancelled							150,000,000
Common stock, par value							$ 0.0001
Common stock, authorized but unissued							150,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Shares cancelled							10,000,000
Shares converted							1,437,500
Ordinary Shares not Subject to Redemption [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ordinary shares exercised and not subject to forfeiture					150,000
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor received ordinary shares								1,437,500
Shares amount payable								$ 25,000
Sale of stock price per share														$ 10.00
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sale of stock price per share														$ 10.00
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Loans outstanding									1,520,000		$ 1,320,000	$ 0
Working Capital Loan [Member] | Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Repayments of related party debt									$ 1,500,000		$ 1,500,000